Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Movements in Right of Use Assets
The following table presents the movements in the ROUs (in USD thousands):

	2024	2023
As of January 1	$15,635	$14,268
Additions	2,159	3,814
Depreciation charge	(2,640)	(3,646)
Currency translation effects	(986)	1,199
As of December 31	$14,168	$15,635

Summary of Movements in Lease Liabilities
The following table presents the movements in the lease liabilities (in USD thousands):

	2024	2023
As of January 1	$18,601	$16,743
Additions	2,152	2,249
Principal paid	(2,750)	(2,816)
Interest paid	(574)	(545)
Non-cash interest	574	545
Currency translation effects	(1,210)	2,425
As of December 31	$16,793	$18,601